UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Hedged Equity & Income Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2013

Ticker | **HEQ**

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Common Stocks 95.4%		$243,290,326

(Cost $212,686,797)

Consumer Discretionary 14.9%		37,997,962

Auto Components 0.6%
Aisin Seiki Company, Ltd.	1,600	58,952
Allison Transmission Holdings, Inc.	57,885	1,389,819
Tenneco, Inc. (I)	4,100	161,171

Automobiles 0.4%
Daihatsu Motor Company, Ltd.	3,000	62,327
Ford Motor Company	11,282	148,358
Harley-Davidson, Inc.	17,245	919,159

Diversified Consumer Services 0.3%
Allstar Co-Invest Block Feeder LLC (I)(R)	236,300	319,005
Matthews International Corp., Class A	14,670	511,836

Hotels, Restaurants & Leisure 1.0%
Buffalo Wild Wings, Inc. (I)	3,340	292,350
Burger King Worldwide, Inc.	23,636	451,448
CEC Entertainment, Inc.	17,200	563,300
Choice Hotels International, Inc.	4,550	192,511
Galaxy Entertainment Group, Ltd. (I)	28,000	117,328
Norwegian Cruise Line Holdings, Ltd. (I)	7,670	227,416
Sands China, Ltd.	36,800	190,903
Starwood Hotels & Resorts Worldwide, Inc.	3,400	216,682
Wyndham Worldwide Corp.	1,604	103,426
Wynn Resorts, Ltd.	1,013	126,787

Household Durables 1.1%
Helen of Troy, Ltd. (I)	8,760	336,034
NVR, Inc. (I)	1,815	1,960,400
Sekisui House, Ltd.	3,000	40,821
Sony Corp.	6,200	107,623
Whirlpool Corp.	2,480	293,781

Internet & Catalog Retail 1.3%
Amazon.com, Inc. (C)(I)	6,248	1,665,030
Expedia, Inc.	3,450	207,035
HomeAway, Inc. (I)	4,460	144,950
Netflix, Inc. (I)	1,430	270,856
priceline.com, Inc. (I)	978	672,796
TripAdvisor, Inc. (I)	5,820	305,666

Leisure Equipment & Products 0.6%
Hasbro, Inc.	10,040	441,158
Mattel, Inc. (C)	23,406	1,024,949

Media 2.9%
AMC Networks, Inc., Class A (I)	750	47,385
Comcast Corp., Class A	9,194	386,240
Gannett Company, Inc.	6,400	139,968
News Corp., Class A	7,632	232,929
Omnicom Group, Inc.	40,183	2,366,779
Sirius XM Radio, Inc. (I)	60,471	186,251
The Walt Disney Company	25,818	1,466,462
Time Warner, Inc.	26,915	1,550,842
WPP PLC	64,360	1,029,418

1

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Multiline Retail 0.9%
Dollar Tree, Inc. (I)	3,218	$155,848
Fred's, Inc., Class A	31,900	436,392
Target Corp. (C)	23,665	1,619,869

Specialty Retail 5.1%
Advance Auto Parts, Inc.	28,460	2,352,219
Ascena Retail Group, Inc. (I)	34,480	639,604
Cabela's, Inc. (I)	2,000	121,560
CarMax, Inc. (I)	3,910	163,047
Dick's Sporting Goods, Inc.	8,270	391,171
DSW, Inc., Class A	4,522	288,504
Dufry Group AG (I)	1,847	229,412
Five Below, Inc. (I)	3,240	122,764
Francesca's Holdings Corp. (I)	9,730	278,862
GameStop Corp., Class A	3,300	92,301
Lowe's Companies, Inc. (C)	133,959	5,079,725
O'Reilly Automotive, Inc. (I)	2,886	295,959
PetSmart, Inc.	1,461	90,728
Stage Stores, Inc.	18,400	476,192
The Buckle, Inc.	2,644	123,343
The Cato Corp., Class A	25,680	619,915
The Home Depot, Inc.	6,093	425,170
Tiffany & Company	6,550	455,487
TJX Companies, Inc.	7,976	372,878
Ulta Salon Cosmetics & Fragrance, Inc. (I)	3,940	319,810
Urban Outfitters, Inc. (I)	5,500	213,070

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. (I)	6,450	293,862
Lululemon Athletica, Inc. (I)	4,925	307,074
Michael Kors Holdings, Ltd. (I)	4,630	262,938
Prada SpA	25,200	256,140
PVH Corp.	2,320	247,799
Ralph Lauren Corp.	1,800	304,758
Tumi Holdings, Inc. (I)	1,500	31,410

Consumer Staples 5.9%		15,140,585

Beverages 1.5%
Anheuser-Busch InBev NV, ADR	1,773	176,502
Brown-Forman Corp., Class B	2,500	178,500
Molson Coors Brewing Company, Class B	22,050	1,078,907
PepsiCo, Inc. (C)	25,856	2,045,468
The Coca-Cola Company	7,986	322,954

Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	7,040	410,432
Costco Wholesale Corp.	2,783	295,304
CVS Caremark Corp.	14,581	801,809
Wal-Mart Stores, Inc.	8,046	602,082
Walgreen Company	11,690	557,379
Whole Foods Market, Inc.	3,050	264,588

Food Products 1.9%
General Mills, Inc.	22,170	1,093,203
Green Mountain Coffee Roasters, Inc. (I)	11,822	671,017
Kraft Foods Group, Inc.	33,295	1,715,691
Post Holdings, Inc. (I)	6,620	284,197

2

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Unilever NV - NY Shares	29,540	$1,211,140

Household Products 0.1%
The Procter & Gamble Company	2,200	169,532

Personal Products 0.1%
The Estee Lauder Companies, Inc., Class A	2,600	166,478

Tobacco 1.2%
Altria Group, Inc.	9,800	337,022
Lorillard, Inc.	7,800	314,730
Philip Morris International, Inc.	26,358	2,443,650

Energy 8.4%		21,311,752

Energy Equipment & Services 1.6%
Baker Hughes, Inc.	33,555	1,557,288
Bristow Group, Inc.	2,770	182,654
Core Laboratories NV (C)	10	1,379
Diamond Offshore Drilling, Inc.	1,994	138,703
Era Group, Inc. (I)	8,270	173,670
Halliburton Company	6,670	269,535
National Oilwell Varco, Inc.	1,453	102,800
Oceaneering International, Inc.	4,742	314,916
Schlumberger, Ltd.	7,975	597,248
SEACOR Holdings, Inc. (I)	5,710	420,713
Transocean, Ltd. (I)	3,458	179,678
Trican Well Service, Ltd.	10,610	155,622

Oil, Gas & Consumable Fuels 6.8%
Anadarko Petroleum Corp.	25,316	2,213,884
BG Group PLC	144,986	2,488,948
BP PLC, ADR	36,105	1,529,047
Cabot Oil & Gas Corp.	4,140	279,905
Chesapeake Energy Corp.	9,270	189,201
Chevron Corp.	15,790	1,876,168
Cobalt International Energy, Inc. (I)	14,760	416,232
EOG Resources, Inc.	4,260	545,578
Exxon Mobil Corp. (C)	16,930	1,525,562
Halcon Resources Corp. (I)	16,412	127,849
Occidental Petroleum Corp.	30,369	2,380,019
Penn Virginia Corp.	11,680	47,187
Pioneer Natural Resources Company	4,660	579,005
Plains Exploration & Production Company (I)	6,310	299,536
Royal Dutch Shell PLC, ADR, Class B	19,440	1,298,981
Scorpio Tankers, Inc. (I)	69,070	616,104
Southwestern Energy Company (I)	5,200	193,752
Tesoro Corp.	2,940	172,137
Valero Energy Corp.	4,598	209,163
Whiting Petroleum Corp. (I)	4,510	229,288

Financials 15.2%		38,653,516

Capital Markets 3.1%
Ares Capital Corp.	25,070	453,767
BlackRock, Inc. (C)	16,645	4,275,768
Invesco, Ltd.	14,350	415,576
LPL Financial Holdings, Inc.	9,790	315,630
Morgan Stanley	4,600	101,108
SEI Investments Company	61,135	1,763,745

3

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Financials (continued)

T. Rowe Price Group, Inc.	7,620	$570,509

Commercial Banks 5.1%
BOK Financial Corp.	7,030	437,969
Cullen/Frost Bankers, Inc.	3,095	193,530
First Midwest Bancorp, Inc.	35,210	467,589
First Niagara Financial Group, Inc.	67,720	599,999
First Republic Bank	13,545	523,108
Hancock Holding Company	7,730	239,012
International Bancshares Corp.	24,910	518,128
M&T Bank Corp.	17,495	1,804,784
MB Financial, Inc.	14,300	345,631
Mitsubishi UFJ Financial Group	15,200	91,623
PNC Financial Services Group, Inc. (C)	48,125	3,200,313
The Bank of Yokohama, Ltd.	8,000	46,404
Webster Financial Corp.	23,520	570,595
Wells Fargo & Company (C)	103,248	3,819,144
Westamerica Bancorp.	3,110	140,976

Consumer Finance 0.2%
American Express Company	7,271	490,502
Discover Financial Services	2,800	125,552

Diversified Financial Services 1.8%
Bank of America Corp.	43,136	525,396
Citigroup, Inc.	2,300	101,752
IntercontinentalExchange, Inc. (I)	3,910	637,604
JPMorgan Chase & Company (C)	62,596	2,970,806
Moody's Corp.	5,890	314,055

Insurance 4.1%
ACE, Ltd.	18,220	1,621,033
AIA Group, Ltd.	63,400	277,075
Alleghany Corp. (C)(I)	3,720	1,472,822
American International Group, Inc. (I)	3,400	131,988
Aon PLC	4,930	303,195
Assured Guaranty, Ltd.	17,510	360,881
Berkshire Hathaway, Inc., Class B (I)	6,480	675,216
Markel Corp. (I)	1,670	840,845
Marsh & McLennan Companies, Inc.	60,630	2,302,121
MS&AD Insurance Group Holdings	2,900	64,602
National Financial Partners Corp. (I)	5,000	112,150
Platinum Underwriters Holdings, Ltd.	6,420	358,300
Primerica, Inc.	15,230	499,239
Reinsurance Group of America, Inc.	9,900	590,733
The Dai-ichi Life Insurance Company, Ltd.	63	84,634
Tokio Marine Holdings, Inc.	3,900	112,728
White Mountains Insurance Group, Ltd.	730	413,998
XL Group PLC	9,710	294,213

Real Estate Investment Trusts 0.6%
Campus Crest Communities, Inc.	30,740	427,286
DiamondRock Hospitality Company	28,260	263,101
Host Hotels & Resorts, Inc.	19,684	344,273
Mack-Cali Realty Corp.	8,190	234,316
Unibail-Rodamco SE	519	120,881

Real Estate Management & Development 0.1%
Mitsui Fudosan Company, Ltd.	3,100	88,432
Zillow, Inc., Class A (I)	1,600	87,472

4

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Thrifts & Mortgage Finance 0.2%
Northwest Bancshares, Inc.	40,300	$511,407

Health Care 14.2%		36,107,045

Biotechnology 2.9%
Amgen, Inc.	9,436	967,284
Arena Pharmaceuticals, Inc. (I)	10,640	87,354
Biogen Idec, Inc. (I)	6,685	1,289,603
BioMarin Pharmaceutical, Inc. (I)	3,150	196,119
Celgene Corp. (I)	6,757	783,204
Gilead Sciences, Inc. (I)	40,066	1,960,429
Onyx Pharmaceuticals, Inc. (I)	7,170	637,126
Regeneron Pharmaceuticals, Inc. (I)	4,270	753,228
Seattle Genetics, Inc. (I)	6,300	223,713
Vertex Pharmaceuticals, Inc. (I)	10,490	576,740

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	9,866	348,467
Boston Scientific Corp. (I)	24,900	194,469
Edwards Lifesciences Corp. (I)	5,681	466,751
Haemonetics Corp. (I)	1,930	80,404
HeartWare International, Inc. (I)	1,210	107,000
Hologic, Inc. (C)(I)	28,924	653,682
Medtronic, Inc. (C)	57,239	2,687,943
STERIS Corp.	9,340	388,637
Stryker Corp.	1,900	123,956
Zimmer Holdings, Inc.	2,839	213,550

Health Care Providers & Services 2.0%
Aetna, Inc.	2,544	130,049
Amsurg Corp. (I)	14,220	478,361
Brookdale Senior Living, Inc. (I)	4,500	125,460
Cardinal Health, Inc.	60,450	2,515,929
Catamaran Corp. (I)	8,590	455,528
HCA Holdings, Inc. (I)	6,550	266,127
Laboratory Corp. of America Holdings (I)	8,890	801,878
McKesson Corp.	2,137	230,711
Team Health Holdings, Inc. (I)	3,920	142,610

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc. (I)	12,750	173,273

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	8,230	345,413
Bruker Corp. (I)	5,164	98,632
Charles River Laboratories International, Inc. (I)	18,300	810,141
Covance, Inc. (I)	3,850	286,132
ICON PLC (I)	21,040	679,382

Pharmaceuticals 6.2%
AbbVie, Inc.	4,758	194,031
Actavis, Inc. (I)	1,850	170,404
AstraZeneca PLC	5,527	277,902
Bristol-Myers Squibb Company	20,345	838,011
Eli Lilly & Company	10,114	574,374
Hisamitsu Pharmaceutical Company, Inc.	1,400	75,838
Jazz Pharmaceuticals PLC (I)	3,400	190,094
Johnson & Johnson	63,002	5,136,553

5

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Health Care (continued)

Merck & Company, Inc.	38,211	$1,690,073
Mylan, Inc. (I)	11,100	321,234
Pfizer, Inc.	24,140	696,680
Roche Holdings AG	14,995	3,500,930
Salix Pharmaceuticals, Ltd. (I)	2,680	137,162
Teva Pharmaceutical Industries, Ltd., ADR	51,020	2,024,474

Industrials 15.2%		38,681,287

Aerospace & Defense 2.8%
Cubic Corp.	8,270	353,294
Honeywell International, Inc.	5,236	394,533
Lockheed Martin Corp.	12,178	1,175,421
Northrop Grumman Corp. (C)	16,555	1,161,333
Rolls-Royce Holdings PLC (I)	21,188	364,087
Safran SA	7,630	340,945
Textron, Inc.	5,600	166,936
The Boeing Company	12,280	1,054,238
United Technologies Corp.	21,959	2,051,629

Air Freight & Logistics 2.1%
Atlas Air Worldwide Holdings, Inc. (I)	8,000	326,080
C.H. Robinson Worldwide, Inc.	17,345	1,031,334
FedEx Corp.	4,715	463,013
United Parcel Service, Inc., Class B	38,408	3,299,247
UTi Worldwide, Inc.	18,780	271,934

Airlines 0.1%
United Continental Holdings, Inc. (I)	6,500	208,065

Building Products 0.7%
Assa Abloy AB, Series B	2,633	107,698
Lennox International, Inc.	25,945	1,647,248
Owens Corning, Inc. (I)	3,210	126,570

Commercial Services & Supplies 1.1%
ACCO Brands Corp. (I)	64,650	431,862
Corrections Corp. of America	9,830	384,058
G&K Services, Inc., Class A	13,540	616,205
Stericycle, Inc. (I)	2,600	276,068
The ADT Corp.	1,953	95,580
Tyco International, Ltd.	3,123	99,936
United Stationers, Inc.	21,670	837,546

Construction & Engineering 0.6%
Jacobs Engineering Group, Inc. (I)	24,520	1,379,005
KBR, Inc.	2,900	93,032

Electrical Equipment 1.5%
Acuity Brands, Inc.	3,590	248,967
AMETEK, Inc.	2,900	125,744
Belden, Inc.	20,420	1,054,693
Eaton Corp. PLC	31,620	1,936,725
Hubbell, Inc., Class B	1,790	173,827
Polypore International, Inc. (I)	7,720	310,190

Industrial Conglomerates 1.6%
3M Company	21,674	2,304,163
Carlisle Companies, Inc.	10,410	705,694
Danaher Corp.	13,314	827,465
General Electric Company	10,191	235,616

6

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Industrials (continued)

Machinery 2.8%
Albany International Corp., Class A	24,210	$699,669
Dover Corp.	2,277	165,948
ESCO Technologies, Inc.	12,480	509,933
Flowserve Corp.	3,830	642,329
IDEX Corp.	10,545	563,314
IHI Corp.	25,000	76,102
Illinois Tool Works, Inc.	3,260	198,664
Mueller Industries, Inc.	12,290	654,934
PACCAR, Inc.	28,350	1,433,376
Pall Corp. (C)	8,405	574,650
Parker Hannifin Corp.	3,663	335,458
Stanley Black & Decker, Inc.	15,050	1,218,599

Marine 0.3%
Kirby Corp. (I)	9,220	708,096

Professional Services 0.4%
IHS, Inc., Class A (I)	2,800	293,216
Nielsen Holdings NV	2,700	96,714
Towers Watson & Company, Class A	7,880	546,242
WageWorks, Inc. (I)	5,800	145,174

Road & Rail 0.4%
Canadian National Railway Company	5,470	549,773
Genesee & Wyoming, Inc., Class A (I)	2,550	237,431
Hertz Global Holdings, Inc. (I)	13,736	305,763

Trading Companies & Distributors 0.8%
GATX Corp.	12,950	673,012
MSC Industrial Direct Company, Inc., Class A	16,005	1,372,909

Information Technology 16.0%		40,885,712

Communications Equipment 2.9%
Cisco Systems, Inc. (C)	278,479	5,822,996
F5 Networks, Inc. (I)	2,623	233,657
Juniper Networks, Inc. (I)	12,450	230,823
Palo Alto Networks, Inc. (I)	5,270	298,282
QUALCOMM, Inc.	10,687	715,495

Computers & Peripherals 1.8%
Apple, Inc. (C)	4,380	1,938,719
Diebold, Inc.	17,530	531,510
EMC Corp. (C)(I)	47,365	1,131,550
NetApp, Inc. (I)	12,068	412,243
QLogic Corp. (I)	6,988	81,061
SanDisk Corp. (I)	8,867	487,685
Western Digital Corp.	2,111	106,141

Electronic Equipment, Instruments & Components 0.5%
Coherent, Inc. (I)	5,820	330,227
MTS Systems Corp.	7,880	458,222
National Instruments Corp.	4,650	152,288
ScanSource, Inc. (I)	10,700	301,954

Internet Software & Services 2.4%
Akamai Technologies, Inc. (I)	10,340	364,899
Dropbox, Inc. (I)(R)	8,535	77,234
eBay, Inc. (I)	20,662	1,120,294

7

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Information Technology (continued)

Facebook, Inc., Class A (I)	14,060	$359,655
Google, Inc., Class A (I)	2,205	1,750,836
IAC/InterActiveCorp	10,930	488,352
LinkedIn Corp., Class A (I)	7,465	1,314,288
Trulia, Inc. (I)	1,400	43,932
Yahoo!, Inc. (I)	23,829	560,696

IT Services 1.2%
Automatic Data Processing, Inc.	16,381	1,065,093
Cap Gemini SA	1,826	83,225
Forrester Research, Inc.	15,280	483,612
IBM Corp.	1,708	364,316
MAXIMUS, Inc.	4,900	391,853
Paychex, Inc.	797	27,951
Teradata Corp. (I)	5,165	302,204
Visa, Inc., Class A	2,262	384,178

Office Electronics 0.1%
Zebra Technologies Corp., Class A (I)	8,040	378,925

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	8,879	314,938
Analog Devices, Inc.	39,340	1,828,917
Broadcom Corp., Class A	5,982	207,396
Intel Corp.	50,180	1,096,433
Maxim Integrated Products, Inc.	23,260	759,439
Microchip Technology, Inc.	5,074	186,520
Micron Technology, Inc. (I)	15,600	155,688
NXP Semiconductor NV (I)	12,000	363,120
Xilinx, Inc.	6,491	247,761

Software 5.1%
Adobe Systems, Inc. (I)	7,050	306,746
ANSYS, Inc. (I)	4,660	379,417
Autodesk, Inc. (I)	10,850	447,454
BMC Software, Inc. (I)	3,064	141,955
Cadence Design Systems, Inc. (I)	27,920	388,926
Check Point Software Technologies, Ltd. (I)	13,674	642,541
Concur Technologies, Inc. (I)	4,590	315,149
FactSet Research Systems, Inc.	4,765	441,239
Imperva, Inc. (I)	5,760	221,760
Intuit, Inc.	2,312	151,783
MICROS Systems, Inc. (I)	7,740	352,247
Microsoft Corp.	121,558	3,477,774
NetSuite, Inc. (I)	2,608	208,796
Oracle Corp. (C)	106,541	3,445,536
Red Hat, Inc. (I)	5,535	279,850
Salesforce.com, Inc. (I)	3,420	611,599
ServiceNow, Inc. (I)	10,940	396,028
SolarWinds, Inc. (I)	2,700	159,570
Splunk, Inc. (I)	3,000	120,090
TIBCO Software, Inc. (I)	10,200	206,244
Websense, Inc. (I)	15,760	236,400

Materials 2.9%		7,470,536

Chemicals 1.5%
Innospec, Inc. (I)	10,700	473,796
Koppers Holdings, Inc.	6,810	299,504

8

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

	Shares	Value

Materials (continued)

Monsanto Company	3,848	$406,464
Sensient Technologies Corp.	8,270	323,274
Shin-Etsu Chemical Company, Ltd.	1,200	79,633
The Dow Chemical Company	29,940	953,290
The Sherwin-Williams Company	6,873	1,160,781

Construction Materials 0.0%
Siam Cement PCL, NVDR	7,000	115,010

Containers & Packaging 0.7%
Aptargroup, Inc. (C)	5,950	341,233
Crown Holdings, Inc. (I)	3,360	139,810
Greif, Inc., Class A	5,770	309,387
MeadWestvaco Corp.	3,050	110,715
Rock-Tenn Company, Class A	4,660	432,401
Silgan Holdings, Inc.	9,430	445,568

Metals & Mining 0.0%
Allied Nevada Gold Corp. (I)	3,126	51,454

Paper & Forest Products 0.7%
Deltic Timber Corp.	6,000	412,320
International Paper Company	24,800	1,155,184
Louisiana-Pacific Corp. (I)	12,070	260,712

Telecommunication Services 0.8%		2,100,610

Diversified Telecommunication Services 0.8%
AT&T, Inc. (C)	28,440	1,043,464
Verizon Communications, Inc.	19,821	974,202

Wireless Telecommunication Services 0.0%
Softbank Corp.	1,800	82,944

Utilities 1.9%		4,941,321

Electric Utilities 0.4%
Duke Energy Corp.	4,085	296,530
UNS Energy Corp.	7,480	366,071
Westar Energy, Inc.	9,350	310,233
Xcel Energy, Inc.	5,750	170,775

Gas Utilities 1.5%
Atmos Energy Corp.	8,950	382,076
New Jersey Resources Corp.	3,300	148,005
UGI Corp.	78,305	3,006,129
WGL Holdings, Inc.	5,930	261,502

	Number of
	contracts/notional	Value

Purchased Options 4.4%		$11,313,500

(Cost $12,143,164)

Put Options 4.4%		11,313,500

Exchange Traded on S&P 500 Index (Expiration Date: 6-21-14; Strike Price: $1,400)
(I)	1,700	11,313,500

9

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

Short-Term Investments 1.2%		$2,900,000

(Cost $2,900,000)

	Par value	Value

Repurchase Agreement 1.2%		2,900,000

Goldman Sachs Tri-Party Repurchase Agreement dated 3-28-13 at
0.230% to be repurchased at $2,900,074 on 4-1-13, collateralized by $2,706,662 Federal National Mortgage Association, 3.500%-
5.000% due 4-1-41 to 6-1-42 (valued at $2,958,001, including
interest)	$2,900,000	2,900,000

Total investments (Cost $227,729,961)† 101.0%		$257,503,826

Other assets and liabilities, net (1.0%)		($2,528,811)

Total net assets 100.0%		$254,975,015

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) A portion of this security is pledged as collateral for options. Total collateral value at 3-31-13 was $42,408,369.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
			Beginning	Ending	percentage
Issuer,	Acquisition	Acquisition	share	share	of Fund's	Value as of
Description	date	cost	amount	amount	net assets	3-31-13

Allstar Co-Invest
Block Feeder, LLC	8-1-11	$240,553	236,300	236,300	0.13%	$319,005

Dropbox, Inc.	5-1-12	$77,258	8,535	8,535	0.03%	$77,234

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $228,907,189. Net unrealized appreciation aggregated $28,596,637, of which $33,606,271 related to appreciated investment securities and $5,009,634 related to depreciated investment securities.

Note to Schedule of Investments

10

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	03/31/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$37,997,962	$35,586,033	$2,092,924	$319,005
Consumer Staples	15,140,585	15,140,585	—	—
Energy	21,311,752	18,822,804	2,488,948	—
Financials	38,653,516	37,767,137	886,379	—
Health Care	36,107,045	32,252,375	3,854,670	—
Industrials	38,681,287	37,792,455	888,832	—
Information Technology	40,885,712	40,725,253	83,225	77,234
Materials	7,470,536	7,275,893	194,643	—
Telecommunication Services	2,100,610	2,017,666	82,944	—
Utilities	4,941,321	4,941,321	—	—
Purchased Options	11,313,500	11,313,500	—	—
Short-Term Investments	2,900,000	—	2,900,000	—
Total Investments in Securities	$257,503,826	$243,635,022	$13,472,565	$396,239
Other Financial Instruments
Written Options	($7,963,000)	($7,963,000)	—-	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-

11

John Hancock Hedged Equity & Income Fund
As of 3-31-13 (Unaudited)

party custodian bank in a segregated account for the benefit of the Fund.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended March 31, 2013, the Fund used purchased options to hedge against changes in securities markets.

During the period ended March 31, 2013, the Fund wrote option contracts to generate earnings from option premiums and to attempt to reduce overall volatility. The following tables summarize the Fund’s written options activities during the period ended March 31, 2013 and the contracts held at March 31, 2013:

	NUMBER OF	PREMIUMS RECEIVED
	CONTRACTS	(PAID)

Outstanding, beginning of period	1,900	$11,204,253
Options written	5,700	11,635,435
Options closed	(4,900)	(14,507,890)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	2,700	$8,331,798

		EXPIRATION	NUMBER OF
Options	EXERCISE PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
S&P 500 Index	$1,575	Apr-13	1,000	$1,026,962	$1,180,000

			1,000	$1,026,962	$1,180,000
PUTS
S&P 500 Index	$1,275	Jun-14	1,700	$7,304,836	$6,783,000

			1,700	$7,304,836	$6,783,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.

P15Q1 3/13
5/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	May 22, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	May 22, 2013